--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Other Tax Exempt Investments (24.29%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  Allegheny County Port Authority                                    06/30/00   3.23%  $    3,020,850  MIG-1
    1,500,000  Georgia State HFA RB (Single Family Mortgage)                      10/01/99   3.20        1,500,000           A1+
    3,000,000  Iowa School Cash Anticipation (Corp. Warrant)
               Insured by Financial Security Assurance                            06/23/00   3.24        3,021,862  MIG-1    SP-1+
    2,000,000  Indiana Bond Advanced Funding - Series 1999A-2                     01/19/00   2.94        2,005,716  MIG-1    SP-1+
    3,000,000  Kenosha, WI UFSD TRAN                                              10/29/99   3.00        3,000,000  MIG-1
    3,000,000  Kentucky Assets/Liability Commissions TRAN                         06/28/00   3.32        3,025,170  MIG-1    SP-1+
    2,000,000  Kentucky Interlocal School Transportation TRAN                     06/30/00   3.44        2,009,620  MIG-1    SP-1+
    3,000,000  Maryland State Community Development                               01/14/00   3.05        3,000,000  MIG-1
    3,000,000  Michigan Municipal Bond Authority - Series C
               LOC Bank of Nova Scotia                                            08/27/99   3.53        3,003,026           SP-1+
    1,000,000  Michigan Municipal Bond Authority - Notes Series A-1               06/30/00   3.37        1,005,490           SP-1+
    1,400,000  Missouri Rural Water Finance Corporation
               (Public Project Construction)                                      11/15/99   3.11        1,406,379  MIG-1
    3,000,000  Municipality of Anchorage, AK General Obligation TAN               01/04/00   2.91        3,011,929  MIG-1    SP-1+
    2,000,000  Passaic Valley, NJ Water Commission Revenue System Notes - Series A
               LOC PNC Bank, N.A.                                                 11/16/99   3.09        2,006,337   P1        A1
   10,000,000  Puerto Rico Commonwealth TRAN                                      07/30/99   2.82       10,005,153  MIG-1    SP-1+
    2,107,000  University of Cincinnati General Receipts BAN - Series A           12/21/99   2.99        2,109,223  MIG-1    SP-1+
    2,900,000  University of Cincinnati General Receipts BAN - Series A           03/01/00   2.88        2,903,944  MIG-1    SP-1+
 ------------                                                                                       --------------
   45,907,000  Total Other Tax Exempt Investments                                                       46,034,699
 ------------                                                                                       --------------
Other Variable Rate Demand Instruments (59.66%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,470,000  Bloomington, IL Normal Airport Authority - Series 1995A            01/01/13   3.70%  $    1,470,000  VMIG-1
    3,800,000  California Independent System (CA State Economic Development)
               LOC Bank of America                                                04/01/08   3.05        3,800,000  VMIG-1   A1+
    2,975,000  Capital Realty Investment MHRB COPS
               LOC Swiss Bank                                                     12/01/04   3.76        2,975,000  VMIG-1   A1+
    3,400,000  Carlton, WI PCRB (Wisconsin Power & Light)                         09/01/05   3.45        3,400,000    P1     A1+
    3,650,000  City & County of Denver, CO Refunding MHRB
               (Cottonwood Creek Project)
               LOC General Electric Capital Corporation                           04/15/14   3.60        3,650,000           A1+
    3,000,000  City of Baltimore, MD (HM Investments, Ltd.) - Series 1993
               LOC Toronto-Dominion Bank                                          02/01/00   3.55        3,000,000           A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  City of Burlington, KS Power and Light                             09/01/15   3.60%  $   5,000,000   VMIG-1   A1
    1,200,000  City of Philadelphia, PA
               Insured by AMBAC Indemnity Corp.                                   08/01/27   3.30       1,200,000   VMIG-1   A1+
    2,000,000  Columbia, AL Industrial Development Board PCRB
               (Alabama Power Company Project) - Series A                         11/01/21   3.45       2,000,000   VMIG-1   A1+
    4,475,000  Connecticut State Special Tax (Transportation Infrastructure)
               LOC Commerzbank, A.G.                                              12/01/10   3.45       4,475,000     P1     A1+
    2,800,000  County of Cuyahoga, OH Hospital RB
               (Cleveland Clinic) - Series 1997C                                  01/01/16   3.50       2,800,000   VMIG-1   A1+
    4,900,000  County of Hamilton, OH Hospital Facilities RB - Series 1997B
               Insured by MBIA Insurance Corp.                                    01/01/18   3.35       4,900,000   VMIG-1   A1+
      200,000  DeKalb County, GA Development Authority IDRB (Pet Inc. Project)
               LOC Credit Suisse First Boston                                     02/01/04   3.65         200,000     P1
    6,900,000  DeKalb County, GA Housing Authority
               LOC Bank of Montreal                                               12/01/07   3.50       6,900,000            A1+
      700,000  Delaware County, PA Regional Finance Authority Local Government RB
               LOC Credit Suisse First Boston                                     12/01/18   3.50         700,000   VMIG-1   A1+
      100,000  Delta County, MI EDA (Mead Escanaba) - Series D
               LOC Credit Suisse First Boston                                     12/01/23   3.45         100,000     P1
    1,200,000  Georgetown, KY Educational Institution Improvement RB
               (Georgetown College)
               LOC PNC Bank, N.A.                                                 06/01/04   3.65       1,200,000   VMIG-1
    2,400,000  Greystone RB Certificate
               (Variable Senior Certificates of Beneficial Ownership)
               LOC Credit Suisse First Boston                                     05/01/28   3.78       2,400,000   VMIG-1   A1+
    3,600,000  Illinois Development Finance Authority RB (Glenwood School for Boys)
               LOC Harris Trust                                                   02/01/33   3.65       3,600,000            A1+
    3,300,000  Illinois Educational Facilities Authority
               (Chicago Children's Museum) - Series 1994
               LOC National Bank of Detroit                                       02/01/28   3.65       3,300,000   VMIG-1   A1+
    1,000,000  Illinois HFA (Resurrection Health Care System)                     05/01/11   3.45       1,000,000   VMIG-1
    2,400,000  Indiana HEFA (Rehabilitation Hospital of Indiana)
               LOC National Bank of Detroit                                       11/01/20   3.30       2,400,000   VMIG-1
    2,100,000  Kansas City, KS (PQ Corporation-Kansas City Project)
               LOC Bank of New York                                               08/01/15   3.55       2,100,000   VMIG-1
    2,000,000  Kentucky EDFA (Pooled Hospital Loan Program)
               LOC Capital Reinsurance                                            08/01/18   3.55       2,000,000            A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    695,000  Lancaster, PA Higher Education
               LOC Chase Manhattan Bank, N.A.                                     04/15/27   3.72%  $      695,000  VMIG-1   A-1
    2,000,000  Maricopa County, AZ PCRB (Arizona Public Service) - Series 1985C
               LOC Bank of America                                                05/01/29   3.40        2,000,000    P1     A1+
    2,500,000  Maryland State IDA Economic Development RB
               (Johnson Control Inc.)                                             12/01/03   4.00        2,500,000  VMIG-1   A2
    1,500,000  Michigan Strategic Fund Ltd. (Detroit Edison Co.)
               LOC Barclays Bank                                                  09/01/30   3.45        1,500,000    P1     A1+
    1,500,000  Michigan Strategic Fund PCRB (Consumer's Power Co. Project)
               LOC Canadian Imperial Bank of Commerce                             06/15/10   3.45        1,500,000           A1+
    2,860,000  Missouri HEFA (Washington University)                              09/01/10   3.45        2,860,000  VMIG-1   A1+
    4,420,000  Montgomery County, MD Housing Opportunities Commission MHRB
               (Oakwood-Gainesburg)
               Guaranteed by Freddie Mac                                          11/01/07   3.50        4,420,000           A1+
    1,925,000  New Hampshire HEFA RB (Alice Peck Day Memorial Hospital)
               LOC Corestates Bank, N.A.                                          11/01/05   3.55        1,925,000  VMIG-1
    4,000,000  North Carolina Medical Care Commission Pooled - Series 1985
               Insured by MBIA Insurance Corp.                                    12/01/25   3.50        4,000,000  VMIG-1   A1+
    3,000,000  North Central Texas Health Facility (Methodist Hospitals of Dallas)
               Insured by MBIA Insurance Corp.                                    10/01/15   3.45        3,000,000           A1+
    5,300,000  Ohio Air Quality Development (Series B Cincinnati Gas & Electric)
               LOC Morgan Guaranty Trust Company                                  12/01/15   3.50        5,300,000           A1+
    3,000,000  Ohio Air Quality Development Authority
               LOC Canadian Imperial Bank of Commerce                             09/01/30   3.35        3,000,000  VMIG-1   A1+
    1,800,000  Pennsylvania State Turnpike Commission                             06/01/28   3.45        1,800,000  VMIG-1   A1+
    1,000,000  Raleigh Durham, NC Airport Authority (American Airlines 1995A)
               LOC NationsBank/Bank of America                                    11/01/15   3.45        1,000,000           A1+
      900,000  Reading, PA (York County General Authority)
               Insured by AMBAC Indemnity Corp.                                   09/01/26   3.75          900,000           A1+
    1,700,000  Roanoke, VA IDA Hospital RB (Carilion Health Systems)              07/01/27   3.60        1,700,000  VMIG-1   A1+
    1,100,000  Roanoke, VA IDA Hospital RB (Carilion Health Systems)              07/01/27   3.50        1,100,000  VMIG-1   A1+
    1,900,000  Salt Lake City, UT PCRB
               (Service Station Holdings - British Petroleum Oil)                 02/01/08   3.40        1,900,000    P1     A1+
      500,000  University of Michigan Medical Service Plan                        12/01/21   3.45          500,000  VMIG-1   A1+
    4,000,000  Wake County, NC Industrial Facilities (Carolina Power & Light Co.)
               LOC Wachovia Bank, N.A.                                            05/01/15   3.30        4,000,000    P1     A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,400,000  Wisconsin Health & Educational Facility (Alverno College Project)
               LOC Allied Irish Bank                                              11/01/17   3.65%  $    1,400,000  VMIG-1
    1,500,000  York County, PA IDA PCRB (Philadelphia Electric Company)
               LOC Toronto-Dominion Bank                                          08/01/16   3.40        1,500,000    P1     A1+
 ------------                                                                                       --------------
  113,070,000  Total Other Variable Rate Demand Instruments                                            113,070,000
 ------------                                                                                       --------------
Put Bonds (10.37%)
------------------------------------------------------------------------------------------------------------------------------------
 $  7,500,000  Connecticut State Special Assessment Unemployment Compensation
               Advance Fund RB - Series 1993C
               Insured by FGIC                                                    07/01/99   3.60%  $    7,500,000  VMIG-1   A1+
    1,500,000  Intermountain Power Authority Power Supply RB - Series E
               Insured by AMBAC Indemnity Corp.                                   09/15/99   3.10        1,500,000  VMIG-1   A1+
    2,000,000  Summit County, OH                                                  06/01/00   3.15        2,010,671   MIG1    SP1+
    6,950,000  Vermont State Educational & Health Building Finance Agency
               (Middlebury College)                                               11/01/99   3.10        6,950,000           A1+
    1,700,000  Vermont State Educational & Health Building Finance Agency
               (Middlebury College)                                               05/01/00   3.15        1,700,000           A1+
 ------------                                                                                       --------------
   19,650,000  Total Put Bonds                                                                          19,660,671
 ------------                                                                                       --------------
Tax Exempt Commercial Paper (10.02%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  City of Rochester, Minnesota (Mayo Foundation)                     09/09/99   3.15%  $    2,000,000           A1+
    2,000,000  Illinois HFA RB (Rush-Presbyterian St. Luke's)
               LOC Northern Trust                                                 07/01/99   3.15        2,000,000  VMIG-1   A1+
    3,000,000  Illinois HFA RB (Rush-Presbyterian St. Luke's)
               LOC Northern Trust                                                 02/16/00   3.20        3,000,000  VMIG-1   A1+
    5,000,000  Intermountain Power Agency Power Supply RB - Series 1985 F
               Insured by AMBAC Indemnity Corp.                                   07/22/99   3.15        5,000,000  VMIG-1   A1+
    2,000,000  Maricopa County, AZ PCRB (Southern California Edison Company)      08/18/99   3.10        2,000,000    P1     A-1
    5,000,000  Norfolk, VA Airport Authority
               LOC First Union National Bank                                      03/07/00   3.40        5,000,000    P1     A-1
 ------------                                                                                       --------------
   19,000,000  Total Tax Exempt Commercial Paper                                                    $   19,000,000
 ------------                                                                                       --------------
               Total Investments (104.34%) (Cost $197,765,370+)                                        197,765,370
               Liabilities in Excess of Cash and Other Assets (-4.34%)                              (    8,229,546)
                                                                                                    --------------
               Net Assets (100.00%) 189,540,474 Shares Outstanding (Note 3)                         $  189,535,824
                                                                                                    ==============
               Net Asset Value, offering and redemption price per share                             $         1.00
                                                                                                    ==============

               +    Aggregate cost for Federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================







FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Interest rates are adjustable on a daily, weekly or monthly basis. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN      =   Bond Anticipation Note                        IDA      =   Industrial Development Authority

     COPS     =   Certificate of Participations                 IDRB     =   Industrial Development Revenue Bond

     EDA      =   Economic Development Authority                LOC      =   Letter of Credit

     EDFA     =   Economic Development Finance Authority        MHRB     =   Multifamily Housing Revenue Bond

     FSA      =   Financial Security Assurance                  PCRB     =   Pollution Control Revenue Bond

     FGIC     =   Financial Guarantee Insurance Company         RB       =   Revenue Bond

     HFA      =   Housing Finance Authority                     UFSD     =   Unified School District

     HEFA     =   Health and Education Facilities Authority     TAN      =   Tax Anticipation Note

                                                                TRAN     =   Tax and Revenue Anticipation Note























--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1999
================================================================================








 INVESTMENT INCOME

 Interest income.............................................................................  $   6,364,103

 Expenses (Note 2)...........................................................................  (     774,901)
                                                                                               -------------

 Net investment income.......................................................................      5,589,202



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.....................................................             49
                                                                                               -------------

 Net increase in net assets from operations..................................................  $   5,589,251
                                                                                               =============
























--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 1999 AND 1998
================================================================================





                                                                              Year                     Year
                                                                              Ended                    Ended
                                                                          June 30, 1999           June 30, 1998
                                                                          -------------           -------------


 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income............................................   $     5,589,202         $     6,656,468
    Net realized gain (loss) on investments..........................                49         (         1,453)
                                                                        ---------------         ---------------
    Net increase in net assets from operations.......................         5,589,251               6,655,015

 Dividends to shareholders from net investment income................   (     5,589,202)        (     6,656,468)
 Net increase (decrease) from capital share transactions (Note 3)       (     2,480,032)        (     7,032,901)
                                                                        ---------------         ---------------
        Total increase (decrease) in net assets......................   (     2,479,983)        (     7,034,354)
 Net assets:
    Beginning of year................................................       192,015,807             199,050,161
                                                                        ---------------         ---------------
    End of year......................................................   $   189,535,824         $   192,015,807
                                                                        ===============         ===============











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock

At June 30, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $189,540,474. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                   Year Ended                            Year Ended
                                                  June 30, 1999                        June 30, 1998
                                                  -------------                        -------------
 Sold......................................         550,776,547                          439,480,605
 Issued on reinvestment of dividends.......           1,686,931                            2,022,495
 Redeemed..................................      (  554,943,510)                      (  448,536,001)
                                                  -------------                        -------------
 Net increase (decrease)...................      (    2,480,032)                      (    7,032,901)
                                                  =============                        =============

4. Liabilities

At June 30, 1999, the Fund had the following liabilities:
 Payables for securities purchases.........     $     9,061,130
 Accrued management fee....................              63,515
 Dividends payable.........................             316,217
                                                 --------------
   Total liabilities.......................     $     9,440,862
                                                 ==============

5. Sales of Securities

Accumulated undistributed realized losses at June 30, 1999 amounted to $4,650. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2007.













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6. Financial Highlights
                                                                          Year Ended June 30,
                                                 -----------------------------------------------------------------------
                                                    1999            1998           1997           1996            1995
                                                 ---------       ---------      ---------      ---------       ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year              $  1.00         $  1.00        $  1.00        $  1.00         $  1.00
                                                 ---------       ---------      ---------      ---------       ---------
 Income from investment operations:
   Net investment income...................         0.029           0.033          0.032          0.033           0.032
 Less distributions:
   Dividends from net investment income          (  0.029)       (  0.033)      (  0.032)      (  0.033)       (  0.032)
                                                 ---------       ---------      ---------      ---------       ---------
 Net asset value, end of year..............      $  1.00         $  1.00        $  1.00        $  1.00         $  1.00
                                                 =========       =========      =========      =========       =========
 Total Return..............................         2.92%           3.31%          3.23%          3.31%           3.22%
 Ratios/Supplemental Data
 Net assets, end of year (000).............      $ 189,536       $ 192,016      $ 199,050      $ 254,251       $ 213,134
 Ratios to average net assets:
   Expenses................................         0.40%           0.40%          0.40%          0.40%           0.40%
   Net investment income...................         2.89%           3.26%          3.18%          3.26%           3.22%


























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


TAX EXEMPT PROCEEDS FUND, INC.
INDEPENDENT AUDITOR'S REPORT
================================================================================



The Board of Directors and Shareholders
Tax Exempt Proceeds Fund, Inc.


We have audited the accompanying statement of net assets of Tax Exempt Proceeds Fund, Inc. as of June 30, 1999 and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for all years prior to July 1, 1997, were audited by other auditors whose report, dated July 31, 1997, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles.



                                                   \s\McGladrey & Pullen, LLP





New York, New York
July 23, 1999



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This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------

Tax Exempt Proceeds Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management, L.P.
   600 Fifth Avenue
   New York, New York 10020


Custodian
   Investors Fiduciary Trust Company
   801 Pennsylvania
   Kansas City, Missouri 64105


Transfer Agent &
  Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020








TEPA699

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                                        TAX EXEMPT
                                        PROCEEDS
                                        FUND, INC.











                                       Annual Report
                                       June 30, 1999
















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